Fair Value Measurements and Hedging - Derivative instruments effect on statement of operations (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gain/(loss) on interest rate swaps, net
Unrealized gain/(loss) after de-designation of accounting hedging relationship (April 1, 2015)	$ (0)	$ (0)	$ 140
Realized gain/(loss) after de-designation of accounting hedging relationship (April 1, 2015)	(0)	(0)	(141)
Write-off of unrealized losses related to forecasted transactions which are no longer considered probable reclassified from other comprehensive income/(loss)	(0)	(0)	708
Total Gain/(loss) on interest rate swaps, net	0	0	707
Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 9)	(848)	(0)	3
Total Gain/(loss) recognized	(848)	(0)	3
Gain/(loss) on forward freight agreements and bunker swaps, net
Total Gain/(loss) recognized	16,156	4,411	(447)
Forward Freight Agreements [Member]
Gain/(loss) on forward freight agreements and bunker swaps, net
Realized gain/(loss) on forward freight agreements and freight options	(5,995)	6,043	(599)
Unrealized gain/(loss) on forward freight agreements and freight options	(430)	(321)	520
Bunker Swaps [Member]
Gain/(loss) on forward freight agreements and bunker swaps, net
Realized gain/(loss) on bunker swaps	20,856	(1,386)	1,491
Unrealized gain/(loss) on bunker swaps	1,725	75	(1,859)
Forward Freight And Bunker Swaps [Member]
Gain/(loss) on forward freight agreements and bunker swaps, net
Total Gain/(loss) recognized	$ 16,156	$ 4,411	$ (447)